Property, plant and equipment (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 772	€ 772	€ 594
Disposals, property, plant and equipment			(63)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	144		71
Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	388		200
Fixtures fittings tooling and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	240		323
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,377		1,124	€ 1,124	€ 969
Additions other than through business combinations, property, plant and equipment	318	318	215
Disposals, property, plant and equipment		€ (77)	(63)
Increase (decrease) through transfers and other changes, property, plant and equipment	(17)		0
Increase (decrease) through net exchange differences, property, plant and equipment	29		3
Gross carrying amount [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	186		106	106	94
Additions other than through business combinations, property, plant and equipment	75		4
Disposals, property, plant and equipment	(3)		(2)
Increase (decrease) through transfers and other changes, property, plant and equipment	5		8
Increase (decrease) through net exchange differences, property, plant and equipment	3		2
Gross carrying amount [member] | Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	755		523	523	480
Additions other than through business combinations, property, plant and equipment	80		69
Disposals, property, plant and equipment	(49)		(34)
Increase (decrease) through transfers and other changes, property, plant and equipment	185		3
Increase (decrease) through net exchange differences, property, plant and equipment	16		5
Gross carrying amount [member] | Fixtures fittings tooling and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	436		495	495	395
Additions other than through business combinations, property, plant and equipment	163		142
Disposals, property, plant and equipment	(25)		(27)
Increase (decrease) through transfers and other changes, property, plant and equipment	(207)		(11)
Increase (decrease) through net exchange differences, property, plant and equipment	10		(4)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(605)		(530)	(530)	(490)
Disposals, property, plant and equipment	80		32
Increase (decrease) through transfers and other changes, property, plant and equipment	(10)		3
Increase (decrease) through net exchange differences, property, plant and equipment	(8)		(3)
Depreciation, property, plant and equipment	137		73
Impairment loss recognised in profit or loss, property, plant and equipment			1
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(42)		(35)	(35)	(29)
Disposals, property, plant and equipment	2		0
Increase (decrease) through transfers and other changes, property, plant and equipment	(2)		1
Increase (decrease) through net exchange differences, property, plant and equipment	(1)		(1)
Depreciation, property, plant and equipment	6		6
Impairment loss recognised in profit or loss, property, plant and equipment			0
Accumulated depreciation, amortisation and impairment [member] | Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(367)		(323)	(323)	(297)
Disposals, property, plant and equipment	66		18
Increase (decrease) through transfers and other changes, property, plant and equipment	(2)		7
Increase (decrease) through net exchange differences, property, plant and equipment	(4)		(3)
Depreciation, property, plant and equipment	104		48
Impairment loss recognised in profit or loss, property, plant and equipment			0
Accumulated depreciation, amortisation and impairment [member] | Fixtures fittings tooling and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(196)		(172)	€ (172)	€ (164)
Disposals, property, plant and equipment	12		14
Increase (decrease) through transfers and other changes, property, plant and equipment	(6)		(5)
Increase (decrease) through net exchange differences, property, plant and equipment	(3)		1
Depreciation, property, plant and equipment	€ 27		19
Impairment loss recognised in profit or loss, property, plant and equipment			€ 1